Net Finance Expense (Tables)	9 Months Ended
Sep. 30, 2024
Net Finance Expense [Abstract]
Schedule of Net Finance Expense
	Nine-month period ended September 30,		Three-month period ended September 30,
	2024	2023	2024	2023
Exchange rate variation	84,655	103,155	(68,731)	45,848
Fair value adjustments on derivatives	(353,763)	(56,500)	54,807	(56,963)
Interest expense (1)	(1,251,090)	(1,246,500)	(399,416)	(428,803)
Interest income (2)	309,401	224,768	98,668	77,531
Bank fees and others	(98,656)	(37,788)	(46,418)	(14,450)
	(1,309,453)	(1,012,864)	(361,090)	(376,837)

Finance income	517,594	343,113	153,475	123,379
Finance expense	(1,827,047)	(1,355,977)	(514,565)	(500,216)
	(1,309,453)	(1,012,864)	(361,090)	(376,837)
(1)	For the nine-month period ended September 30, 2024, the amount of US$864,371 (US$850,830 for the nine-month period ended September 30, 2023) refers to interest expenses from loans and financings.
(2)	For the nine-month period ended September 30, 2024, the amount of US$136,247 (US$61,531 for the nine-month period ended September 30, 2023) refers to interest income from short-term investments.